Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure	The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2016	2017	2018	2019	2020	2021 and thereafter
Leased premises	4.2	3.9	3.6	3.5	3.5	6.5